Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Deferred tax asset	$ 0	$ 6,284	$ 5,846
Israel [Member]
Income Tax [Line Items]
Israeli statutory rate	23.00%
Net operating loss carryforwards	$ 26,635	$ 31,843
Belgian [Member]
Income Tax [Line Items]
Foreign tax rate	25.00%